Investments - Ownership Percentages and Carrying Value Principal Equity Method Investments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Cumulative unrealized gains on equity securities	$ 29	$ 28
Cumulative unrealized losses on equity securities	18	323
Sales to equity method investees	$ 155	$ 83